Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
10.	CASH AND CASH EQUIVALENTS

	As of December 31,
	2018	2017
	US$’000	US$’000
Cash on hand and cash at banks	60,778	46,093

Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition. Other short-term deposits are presented as other receivables if they are pledged, or if they have a maturity over three months from the date of acquisition.